Share-based payment (Tables)	12 Months Ended
Jun. 30, 2018
Share based payment [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The fair value of these warrants was estimated on the basis of the Black-Scholes option pricing model with the following assumptions:

Issuance Date
Expected volatility	50.96%
Risk-free interest rate	0.96%
Expected dividend	—
Expected life of the warrant	3 years
Fair value of conversion share	US$7.0

The fair value of these restricted shares was estimated on the basis of the Black-Scholes option pricing model with the following assumptions:

Issuance Date
Expected volatility	55.56%
Risk-free interest rate	0.293%
Expected dividend	—
Expected life of the restricted shares	0.5 year
Hypothetical fair value of conversion share	US$1.0